Summary of Classes of Share Capital - Common Shares (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 111,383
Balance at end of period	$ 112,664		$ 112,664
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,839.6	1,806.7	1,821.7	1,823.9
Balance at beginning of period	$ 25,852	$ 23,127	$ 24,363	$ 23,066
Proceeds from shares issued on exercise of stock options, Number of shares	0.1	0.1	1.2	1.4
Proceeds from shares issued on exercise of stock options, Amount	$ 6	$ 7	$ 77	$ 97
Shares issued as a result of dividend reinvestment plan, Number of shares	2.1	7.5	18.9	10.0
Shares issued as a result of dividend reinvestment plan	$ 175	$ 610	$ 1,593	$ 846
Purchase of shares for cancellation and other, Number of Shares	(14.3)		(14.3)	(21.0)
Purchase of shares for cancellation and other, Amount	$ (200)		$ (200)	$ (265)
Ending balance, Number of shares	1,827.5	1,814.3	1,827.5	1,814.3
Balance at end of period	$ 25,833	$ 23,744	$ 25,833	$ 23,744